FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments
As of March 31, 2025 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Senior Secured Loans—First Lien—98.7%
545/350 Lago Mar East Development, Ltd.	(l)	Real Estate Management & Development	14.5% PIK (14.5% Max PIK)		8/15/28	$11,448	$11,519	$11,749
545/350 Lago Mar East Development, Ltd.	(g)(l)	Real Estate Management & Development	14.5% PIK (14.5% Max PIK)		8/15/28	2,167	2,167	2,224
Accupac, LLC	(l)	Pharmaceuticals, Biotechnology & Life Sciences	S+700	2.0%	12/31/29	42,723	41,805	41,922
Accupac, LLC	(g)(l)	Pharmaceuticals, Biotechnology & Life Sciences	S+700	2.0%	12/31/29	5,223	5,223	5,125
Aircraft Performance Group, Inc.	(l)	Software & Services	S+700	3.0%	12/27/29	22,943	22,560	22,570
Alegeus Technologies Holdings Corp.	(l)	Health Care Equipment & Services	S+675	1.0%	11/5/29	29,888	29,196	29,178
ANCILE Solutions, Inc.	(e)(l)	Software & Services	S+1000	1.0%	6/11/26	31,550	31,550	32,338
Ansira Partners, Inc.	(l)	Media & Entertainment	S+675	1.5%	7/1/29	26,709	26,041	25,440
Ansira Partners, Inc.	(g)(l)	Media & Entertainment	S+675	1.5%	7/1/29	2,951	2,951	2,811
APTIM Corp.	(e)	Commercial & Professional Services	S+750	0.0%	5/23/29	27,500	27,500	26,950
Array Midco, Corp.	(l)	Commercial & Professional Services	S+650	3.0%	12/31/29	25,129	24,576	24,658
Array Midco, Corp.	(g)(l)	Commercial & Professional Services	S+650	3.0%	12/31/29	7,558	7,558	7,416
Arrow Purchaser, Inc.	(e)	Consumer Discretionary Distribution & Retail	S+675	1.0%	4/15/26	12,529	12,526	11,402
Ascena Retail Group, Inc.	(e)(i)(p)	Consumer Discretionary Distribution & Retail		0.8%	8/21/22	35,525	11,795	104
CCS Acquisition, LLC	(l)	Health Care Equipment & Services	S+550	1.0%	12/30/30	18,071	17,758	17,710
CCS Acquisition, LLC	(g)(l)	Health Care Equipment & Services	S+550	1.0%	12/30/30	4,929	4,929	4,830
CCS-CMGC Holdings, Inc.	(e)(i)(l)(p)	Health Care Equipment & Services	S+750	0.0%	10/1/25	20,164	10,932	4,327
CircusTrix Holdings, LLC	(l)	Consumer Services	S+650	1.0%	7/18/28	35,196	35,196	35,920
CircusTrix Holdings, LLC	(l)	Consumer Services	S+650	1.0%	7/18/25	3,415	3,415	3,488
CircusTrix Holdings, LLC	(g)(l)	Consumer Services	S+650	1.0%	7/18/25	860	860	878
Claros Mortgage Trust, Inc.	(e)	Financial Services	S+450	0.5%	8/9/26	20,238	19,058	19,411
Core Health & Fitness, LLC	(l)	Consumer Services	S+800	3.0%	6/18/29	39,700	38,806	39,452
Crusoe Energy Systems, LLC	(l)(n)	Software & Services	16.0%		1/6/29	26,774	27,288	26,941
Domain Timberlake Note Issuer, LLC	(l)	Real Estate Management & Development	S+650	1.0%	12/20/29	29,000	29,033	29,544
Electrical Components International, Inc.	(l)	Capital Goods	S+650, 0.0% PIK (2.0% Max PIK)	2.0%	5/10/29	47,045	46,227	47,045
Electrical Components International, Inc.	(g)(l)	Capital Goods	S+650, 0.0% PIK (2.0% Max PIK)	2.0%	5/10/29	2,600	2,600	2,600
First Brands Group, LLC	(e)	Automobiles & Components	S+500	1.0%	3/30/27	4,892	4,786	4,559
First Brands Group, LLC	(e)	Automobiles & Components	S+500	1.0%	3/30/27	30,800	30,161	28,692
Future Pak, LLC	(l)	Materials	S+600	2.0%	3/21/30	19,900	19,502	19,502

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2025 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Gold Rush Amusements, Inc.	(l)	Consumer Services	S+750	2.0%	10/12/28	$30,288	$29,812	$30,061
Grass Valley USA, LLC	(l)	Technology Hardware & Equipment	S+750, 2.5% PIK (2.5% Max PIK)	3.0%	3/15/29	17,497	17,062	17,497
Grass Valley USA, LLC	(g)(l)	Technology Hardware & Equipment	S+750, 2.5% PIK (2.5% Max PIK)	3.0%	3/15/29	4,427	4,427	4,427
KIK ASS Products, Inc.	(l)	Pharmaceuticals, Biotechnology & Life Sciences	S+650	1.5%	11/13/27	20,060	19,275	19,584
KIK ASS Products, Inc.	(g)(l)	Pharmaceuticals, Biotechnology & Life Sciences	S+650	1.5%	11/13/27	7,440	7,440	7,263
Lance East Holdings Pty Ltd.	(l)	Financial Services	16.8%		9/12/26	15,000	15,000	15,131
LaserShip, Inc.	(e)(i)(p)	Transportation	S+150, 7.0% PIK (7.0% Max PIK)	0.8%	8/10/29	21,702	8,492	5,941
LHS Borrower, LLC	(e)	Capital Goods	S+475	0.5%	2/16/29	977	868	835
LifeScan Global Corp.	(e)(i)(p)	Health Care Equipment & Services	S+650	0.0%	12/31/26	36,653	35,166	23,641
LogRhythm, Inc.	(l)	Software & Services	S+750	1.0%	7/2/29	29,091	28,286	28,109
LogRhythm, Inc.	(g)(l)	Software & Services	S+750	1.0%	7/2/29	2,909	2,909	2,811
LR Orion Bidco Ltd.	(l)	Software & Services	S+550	0.0%	11/22/31	16,819	16,958	16,482
LR Orion Bidco Ltd.	(g)(l)	Software & Services	SA+300	0.0%	5/22/31	£1,607	2,013	2,031
LR Orion Bidco Ltd.	(g)(l)	Software & Services	S+550	0.0%	11/22/31	$2,242	2,242	2,198
Maverick Gaming, LLC	(e)	Consumer Services	S+750	1.0%	6/3/28	4,573	4,573	4,184
Maverick Gaming, LLC	(e)(i)(p)	Consumer Services	S+750 PIK (S+750 Max PIK)	1.0%	6/3/28	14,846	15,852	9,551
MLN US HoldCo LLC	(e)(i)(p)	Technology Hardware & Equipment	S+450	0.0%	11/30/25	2,837	2,283	21
Monitronics International, LLC	(e)(q)	Commercial & Professional Services	S+750	3.0%	6/30/28	50,851	50,857	50,644
Mountaineer Merger Corp.	(e)	Consumer Discretionary Distribution & Retail	S+700	0.8%	10/26/28	12,938	12,722	10,523
Neovia Logistics, LP	(e)	Transportation	S+900, 0.0% PIK (9.0% Max PIK)	0.5%	11/1/27	50,496	47,706	50,875
North Atlantic Imports, LLC	(l)	Consumer Durables & Apparel	S+750	0.5%	10/15/26	9,888	10,449	11,155
Olibre Borrower, LLC	(l)	Consumer Durables & Apparel	S+575	1.0%	1/3/30	28,000	27,471	27,440
OmniMax International, LLC	(l)	Capital Goods	S+575	1.0%	12/6/30	40,000	39,344	39,200
Onbe, Inc.	(l)	Financial Services	S+550	1.0%	7/25/31	26,933	26,439	26,428
One Call Corp.	(e)	Health Care Equipment & Services	S+550	0.8%	4/22/27	40,504	39,449	39,492
Powerhouse Intermediate, LLC	(l)	Commercial & Professional Services	S+1025	1.0%	1/12/27	37,012	36,210	37,150
Pretium PKG Holdings, Inc.	(e)	Materials	S+375, 1.3% PIK (1.3% Max PIK)	1.0%	10/2/28	22,621	22,352	22,854
Project Granite Buyer, Inc.	(l)	Insurance	S+575	0.8%	12/31/31	10,406	10,164	10,198
Project Granite Buyer, Inc.	(g)(l)	Insurance	S+575	0.8%	12/31/31	962	962	943
Project Granite Buyer, Inc.	(g)(l)	Insurance	S+575	0.8%	12/31/30	1,606	1,606	1,575
Pyxus Holdings, Inc.	(e)	Food, Beverage & Tobacco	S+800	1.5%	12/31/27	20,390	17,750	19,977

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2025 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Recovery Solutions Parent, LLC	(l)(q)	Health Care Equipment & Services	S+850 PIK (S+850 Max PIK)	2.0%	1/27/30	$15,346	$15,346	$15,346
Revlon Intermediate Holdings IV LLC	(e)	Household & Personal Products	S+688	1.0%	5/2/28	15,000	15,032	14,588
Riddell, Inc.	(l)	Consumer Durables & Apparel	S+600, 0.0% PIK (3.0% Max PIK)	1.0%	3/29/29	12,188	11,929	12,096
Riddell, Inc.	(g)(l)	Consumer Durables & Apparel	S+600, 0.0% PIK (3.0% Max PIK)	1.0%	3/29/29	1,250	1,250	1,241
River Ranch One Investments, Ltd.	(l)	Real Estate Management & Development	13.5% PIK (13.5% Max PIK)		9/11/26	13,899	13,905	14,215
River Ranch One Investments, Ltd.	(g)(l)	Real Estate Management & Development	13.5% PIK (13.5% Max PIK)		9/11/26	23,101	23,101	23,606
Salt Creek Aggregator HoldCo, LLC	(e)(l)	Energy	8.0% PIK (8.0% Max PIK)		7/12/26	21,171	21,230	21,171
SuperRego, LLC	(l)	Consumer Services	15.0% PIK (15.0% Max PIK)		3/30/30	29,850	29,330	29,664
TCFIII Owl Finance LLC	(l)	Capital Goods	12.0% PIK (12.0% Max PIK)		1/30/27	64,611	64,176	57,342
Titan Purchaser, Inc.	(e)	Materials	S+600	1.0%	3/1/30	15,171	15,124	15,152
Travelpro Group Holdings, Inc.	(l)(n)	Consumer Durables & Apparel	S+800	3.0%	10/24/28	41,656	40,869	40,823
TruGreen, LP	(e)	Commercial & Professional Services	S+400	0.8%	11/2/27	13,726	13,013	12,960
United Gaming LLC	(e)(l)	Consumer Services	S+900	0.0%	6/9/25	45,456	45,416	45,626
United Gaming LLC	(g)(l)	Consumer Services	S+900	0.0%	6/9/25	118	118	118
United Site Services, Inc.	(e)	Commercial & Professional Services	S+625	0.5%	4/30/30	5,000	5,105	5,140
Vohra Wound Physicians Management, LLC	(l)	Health Care Equipment & Services	S+667	2.5%	8/28/25	38,320	37,965	38,751
WildBrain Ltd.	(l)	Media & Entertainment	S+600	1.0%	7/23/29	31,260	30,649	30,986
WildBrain Ltd.	(g)(l)	Media & Entertainment	S+600	1.0%	7/23/29	3,205	3,205	3,177
WMK, LLC	(l)	Consumer Discretionary Distribution & Retail	S+650	3.0%	1/25/28	17,721	17,260	17,323
WMK, LLC	(g)(l)	Consumer Discretionary Distribution & Retail	S+650	3.0%	1/25/28	1,857	1,857	1,815
Wok Holdings, Inc.		Consumer Services	S+625	0.0%	9/3/29	22,381	21,486	21,721
Total Senior Secured Loans—First Lien							1,531,023	1,489,868
Unfunded Commitments							(77,418)	(77,418)
Net Senior Secured Loans—First Lien							1,453,605	1,412,450

Senior Secured Loans—Second Lien—4.3%
MBS Services Holdings, LLC	(l)	Commercial & Professional Services	15.0% PIK (15.0% Max PIK)		9/20/30	33,179	32,290	30,151
MLN US HoldCo LLC	(e)(i)(p)	Technology Hardware & Equipment	S+875	0.0%	11/30/26	14,396	10,673	110
Salt Creek Aggregator HoldCo, LLC	(e)(i)(l)	Energy			7/12/27	3,701	1,996	2,461
Salt Creek Aggregator HoldCo, LLC	(e)(i)(l)	Energy			7/12/27	23,486	18,450	19,581

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2025 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
TruGreen, LP	(e)	Commercial & Professional Services	S+850	0.8%	11/2/28	$10,000	$9,883	$8,865
Total Senior Secured Loans—Second Lien							73,292	61,168

Senior Secured Bonds—12.5%
Digicel International Finance Ltd.	(o)	Telecommunication Services	9.0%, 1.5% PIK (1.5% Max PIK)		5/25/27	31,681	31,237	31,714
Grass Valley Canada ULC	(i)(l)(p)	Technology Hardware & Equipment	8.5% PIK (8.5% Max PIK)		9/20/29	€2,475	838	1,099
Grass Valley Dutch Acquisition B.V.	(i)(l)(p)	Technology Hardware & Equipment	8.5% PIK (8.5% Max PIK)		9/20/29	573	194	254
Grass Valley Dutch Holdco B.V.	(i)(l)(p)	Technology Hardware & Equipment	8.5% PIK (8.5% Max PIK)		9/20/29	273	93	121
Guitar Center, Inc.	(n)(o)	Consumer Discretionary Distribution & Retail	8.5%		1/15/26	$37,000	37,045	30,040
Medicine Man Technologies, Inc., Convertible Note	(i)(l)(p)	Pharmaceuticals, Biotechnology & Life Sciences	9.0%, 4.0% PIK (4.0% Max PIK)		12/3/26	17,116	16,623	11,939
North Atlantic Imports, LLC, Convertible Note	(l)	Consumer Durables & Apparel	14.0%, 0.0% PIK (7.0% Max PIK)		11/30/27	31,250	31,537	78,398
Universal Entertainment Corp.	(n)(o)	Consumer Durables & Apparel	9.9%		8/1/29	25,375	25,152	25,115
Total Senior Secured Bonds							142,719	178,680

Unsecured Debt—4.5%
LHS, LLC	(l)	Capital Goods	12.0% PIK (12.0% Max PIK)		2/26/27	42,245	42,072	37,651
Pioneer Midco, LLC	(l)	Consumer Services	11.6% PIK (11.6% Max PIK)		11/18/30	26,324	26,334	26,489
Total Unsecured Debt							68,406	64,140

Asset Based Finance—3.3%
Bridge Street CLO I Ltd., Subordinated Notes	(l)(m)(n)(q)	Financial Services	21.3%		7/20/37	28,200	22,233	22,512
Bridge Street CLO I Ltd., Tranche D Notes	(m)(n)(q)	Financial Services	S+705		7/20/37	3,500	3,500	3,457
Bridge Street CLO II Ltd., Subordinated Notes	(l)(m)(n)(q)	Financial Services	18.9%		7/20/34	28,560	23,790	21,274
Total Asset Based Finance							49,523	47,243

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Shares/Units	Cost	Fair Value(d)
Equity/Other—13.9%
Chinos Holdings, Inc., Warrants	(i)	Consumer Discretionary Distribution & Retail			412,738	1,447	903
Drive Assurance Corp., Common Stock	(i)(l)	Insurance			18,760	19	924
Drive Assurance Corp., Preferred Stock	(l)	Insurance	10.0% PIK (10.0% Max PIK)		1,219	1,219	1,219

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2025 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Shares/Units	Cost	Fair Value(d)
Guitar Center, Inc., Preferred Equity	(e)(i)(l)(p)	Consumer Discretionary Distribution & Retail	15.0%		9,341	$8,364	$—
MBS Services Holdings, LLC, A-3 Units	(i)(k)(l)	Commercial & Professional Services			522,382	522	366
Monitronics International, LLC, Common Equity	(e)(i)(q)	Commercial & Professional Services			997,489	13,517	13,217
Nelson Global Products, Inc., Common Stock	(i)(l)	Automobiles & Components			43,998	1,231	486
Nelson Global Products, Inc., Series A Preferred Stock	(i)(l)	Automobiles & Components			1,268	1,268	1,268
New Giving Acquisition, Inc., Common Stock	(l)(r)	Health Care Equipment & Services			205,227	—	52,836
Penn Foster Inc., Preferred Equity, 11/17/27	(e)(l)	Consumer Services	S+975 PIK (S+975 Max PIK)	1.0%	68,079	67,417	51,580
Recovery Solutions Parent, LLC, Common Equity	(i)(l)(q)	Health Care Equipment & Services			839,847	18,897	18,040
Riddell, Inc., Preferred Equity, 10/1/29	(l)	Consumer Durables & Apparel	10.0% PIK (10.0% Max PIK)		6,897	6,785	7,475
SCM EPIC, LLC, Common Equity	(i)(k)(l)(r)	Energy			34,800	35,861	39,309
SCM Topco, LLC, Series B Preferred Equity, 7/13/28	(i)(k)(l)	Energy			27,398	2,449	—
SCM Topco, LLC, Series C Common Equity	(i)(k)(l)	Energy			196	—	—
SCM Topco, LLC, Warrants, 7/10/28, Strike: $75,000	(i)(k)(l)	Energy			1	—	—
Selecta Group B.V., Contingent Value Notes	(h)(i)(l)	Consumer Discretionary Distribution & Retail			7	3	—
Selecta Group B.V., Warrants	(h)(i)(l)	Consumer Discretionary Distribution & Retail			98	2	—
SPDR S&P 500 ETF Trust, Put Option, 4/30/25, Strike: $520	(i)	Financial Services			12	6,832	3,174
SPDR S&P 500 ETF Trust, Put Option, 4/30/25, Strike: $535	(i)	Financial Services			5	3,090	2,343
SuperRego, LLC, Warrants, 7/30/28, Strike: $0.01	(i)(l)	Consumer Services			139,285	56	5,551
Total Equity/Other						168,979	198,691
TOTAL INVESTMENTS—137.2%						$1,956,524	1,962,372
Cash and Cash Equivalents and Foreign Currency—10.4%	(f)						149,543
Credit Facilities Payable—(19.9%)							(285,000)
Term Preferred Shares, at Liquidation Value, Net—(27.8%)							(398,080)
Other Assets in Excess of Liabilities—0.1%	(j)						1,647
NET ASSETS—100.0%							$1,430,482
_________________
€ – Euro.
£ – British Pound.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2025 (in thousands, except share amounts)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Periodic Payment Frequency	Expiration Date	Notional Amount	Fair Value(d)	Unamortized Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	EFFR	3.3%	Semi-Annual	5/16/29	$50,000	$(440)	$—	$(440)
Total						$(440)	$—	$(440)

Options Written
Description	Put / Call	Strike	Expiration Date	Number of Contracts	Premiums Received	Fair Value(d)
SPDR S&P 500 ETF Trust	Put Option	$490	4/30/25	(11,500)	$(3,330)	$(1,219)
SPDR S&P 500 ETF Trust	Put Option	$505	4/30/25	(4,850)	(1,582)	(795)
Total					$(4,912)	$(2,014)
_________________

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)
Certain variable rate securities in FS Credit Opportunities Corp.’s, or the Fund’s, portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of March 31, 2025, the three-month Sterling Overnight Index Average, or SA was 4.36%, the Effective Federal Funds Rate, or EFFR, was 4.33%, and the one-month and three-month Term Secured Overnight Financing Rate, or Term SOFR, or S, was 4.32% and 4.29%, respectively. Term SOFR based contracts may include a credit spread adjustment that is charged in addition to the base rate and basis point spread. PIK means paid-in-kind. PIK income accruals may be adjusted based on the fair value of the underlying investment. Variable rate securities with no floor rate use the respective benchmark rate in all cases.

(c)	Denominated in U.S. dollars, unless otherwise noted.
(d)	Fair value is determined by the Fund’s investment adviser, FS Global Advisor, LLC which has been designated by the Fund’s Board of Directors as its valuation designee. The Fund’s current Valuation Policy complies with SEC Rule 2a-5, Good Faith Determinations of Fair Value, and addresses the valuation of investments, fair value hierarchy levels and other significant valuation-related procedures, reporting and recordkeeping.
(e)	Security or portion thereof held by Blair Funding LLC, or Blair Funding, a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Blair Funding’s credit facility with Barclays Bank PLC, as administrative agent and Wells Fargo Bank, National Association, as collateral agent.
(f)	Includes $5,722 of a cash equivalent invested in the Allspring Government Money Market Fund with a 7-day yield of 4.27% as of March 31, 2025.
(g)	Security is an unfunded loan commitment.
(h)	Security or portion thereof held by FS Global Credit Opportunities (Luxembourg) S.à r.l., a wholly-owned subsidiary of the Fund.
(i)	Security is non-income producing.
(j)	Includes the effect of interest rate swaps and options written.
(k)	Security held within FS Global Investments, Inc., a wholly-owned subsidiary of the Fund.
(l)	Security is classified as Level 3 in the Fund’s fair value hierarchy.
(m)
Securities of collateralized loan obligations, or CLOs, where an affiliate of the Fund’s investment adviser serves as collateral manager and administrator. The fair value of the investment may be inclusive of the present value of future senior management fee and subordinated management fee cash flows from the collateral manager and administrator of the CLOs to the Fund. The stated rate on these securities may represent the annualized yield as of March 31, 2025.

(n)
Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $170,162, which represents approximately 11.90% of net assets as of March 31, 2025.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2025 (in thousands, except share amounts)

(o)
Security or portion thereof held by Bucks Funding, a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Bucks Funding’s prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd., or BNP PBIL. Securities held by Bucks Funding may be rehypothecated from time to time as permitted by Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to the terms and conditions governing Bucks Funding’s prime brokerage facility with BNP PBIL. As of March 31, 2025, there were no securities rehypothecated by BNP PBIL. The Fund earned $0 of income from rehypothecated securities during the three months ended March 31, 2025.

(p)	Security was on non-accrual status as of March 31, 2025.

(q)
Under the Investment Company Act of 1940, as amended, the Fund generally is deemed to be an “affiliated person” of a portfolio company if it owns 5% or more of the portfolio company’s voting securities and generally is deemed to “control” a portfolio company if it owns more than 25% of the portfolio company’s voting securities or it has the power to exercise control over the management or policies of such portfolio company. As of March 31, 2025, the Fund held investments in portfolio companies of which it is deemed to be an “affiliated person” but is not deemed to “control.” The following table presents certain information with respect to investments in portfolio companies of which the Fund was deemed to be an affiliated person as of March 31, 2025:

Portfolio Company	Fair Value at December 31, 2024	Gross Additions(1)	Gross Reductions(2)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value at March 31, 2025	Interest Income(3)	PIK Income(3)
Senior Secured Loans—First Lien
Monitronics International, LLC	$50,827	$—	$(129)	$—	$(54)	50,644	$1,541	$—
Recovery Solutions Parent, LLC	—	15,346	—	—	—	15,346	5	336
Asset Based Finance
Bridge Street CLO I Ltd., Subordinated Notes	24,765	—	(73)	—	(2,180)	22,512	1,053	—
Bridge Street CLO I Ltd., Tranche D Notes	3,496	—	—	—	(39)	3,457	95	—
Bridge Street CLO II Ltd., Subordinated Notes	22,281	—	(133)	—	(874)	21,274	1,017	—
Equity/Other
Monitronics International, LLC, Common Equity	20,947	—	—	—	(7,730)	13,217	—	—
New Giving Acquisition, Inc, Common Stock(4)	50,609	—	—	—	(50,609)	—	—	—
Recovery Solutions Parent, LLC, Common Equity	—	18,897	—	—	(857)	18,040	—	—
Total	$172,925	$34,243	$(335)	$—	$(62,343)	$144,490	$3,711	$336
_________________
(1)Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, PIK interest, the amortization of unearned income, the exchange of one or more existing securities for one or more new securities and/or the movement of an existing portfolio company into this category from a different category.
(2)Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales, the exchange of one or more existing securities for one or more new securities and/or the movement of an existing portfolio company out of this category into a different category.
(3)Interest income and PIK income presented for the full three months ended March 31, 2025.
(4)The Fund was deemed to “control” the portfolio company during the three months ended March 31, 2025. Transfers out have been presented at amortized cost and are deemed to have occurred at the beginning of the reporting period.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2025 (in thousands, except share amounts)

(r)
Under the Investment Company Act of 1940, as amended, the Fund generally is deemed to “control” a portfolio company if it owns more than 25% of the portfolio company’s voting securities or it has the power to exercise control over the management or policies of such portfolio company. As of March 31, 2025, the Fund held investments in portfolio companies of which it is deemed to be an “affiliated person” and deemed to “control.” The following table presents certain information with respect to investments in portfolio companies of which the Fund was deemed to be an affiliated person and deemed to control as of March 31, 2025:

Portfolio Company	Fair Value at December 31, 2024	Gross Additions(1)	Gross Reductions(2)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value at March 31, 2025	Dividend Income, Net of Tax Adjustments(3)(4)
Equity/Other
New Giving Acquisition, Inc, Common Stock(5)	$—	$—	$(7,375)	$7,375	$52,836	$52,836	$(7,375)
SCM EPIC, LLC, Common Equity	29,516	—	—	—	9,793	39,309	—
Total	$29,516	$—	$(7,375)	$7,375	$62,629	$92,145	$(7,375)
_________________
(1)Gross additions include increases in the cost basis of investments resulting from new portfolio investments, PIK interest, the amortization of unearned income, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company into this category from a different category.
(2)Gross reductions include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company out of this category into a different category.
(3)Dividend income, net of tax adjustments presented for the full three months ended March 31, 2025.
(4)During the three months ended March 31, 2025, the Fund reclassified $7,375 of historical dividend income to return of capital based on final tax information received from the portfolio company.
(5)The Fund was deemed to “control” the portfolio company during the three months ended March 31, 2025. Transfers in have been presented at amortized cost and are deemed to have occurred at the beginning of the reporting period.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Notes to Unaudited Consolidated Schedule of Investments
As of March 31, 2025 (in thousands)
Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the fiscal year ended December 31, 2024.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of a portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.
As of March 31, 2025, the Fund held investments in four portfolio companies of which it is deemed to be an “affiliated person” but is not deemed to “control,” and held investments in two portfolio companies of which it is deemed to “control.” For additional information with respect to such portfolio companies, see footnotes (q) and (r) to the unaudited consolidated schedule of investments as of March 31, 2025 included herein.
The Fund’s investment portfolio may contain loans that are in the form of lines of credit or revolving credit facilities, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying loan agreements. As of March 31, 2025, the Fund had nineteen senior secured loan investments with aggregate unfunded commitments of $77,418. The Fund maintains sufficient cash on hand and/or available borrowings to fund such unfunded commitments should the need arise.
The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of March 31, 2025:

Industry Classification	Fair Value	Percentage of Portfolio
Automobiles & Components	$35,005	2%
Capital Goods	182,073	9%
Commercial & Professional Services	209,959	11%
Consumer Discretionary Distribution & Retail	70,253	4%
Consumer Durables & Apparel	202,493	10%
Consumer Services	303,305	15%
Energy	82,522	4%
Financial Services	113,730	6%
Food, Beverage & Tobacco	19,977	1%
Health Care Equipment & Services	239,222	12%
Household & Personal Products	14,588	1%
Insurance	12,291	1%
Materials	57,508	3%
Media & Entertainment	56,258	3%
Pharmaceuticals, Biotechnology & Life Sciences	73,170	4%
Real Estate Management & Development	56,070	2%
Software & Services	126,316	6%
Technology Hardware & Equipment	19,102	1%
Telecommunication Services	31,714	2%
Transportation	56,816	3%
Total	$1,962,372	100%
Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes valuation techniques that maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:
Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.
Level 3: Inputs that are unobservable for an asset or liability.
A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
As of March 31, 2025, the Fund’s investments and derivatives were categorized as follows in the fair value hierarchy:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans—First Lien	$—	$399,217	$1,013,233	$1,412,450
Senior Secured Loans—Second Lien	—	8,975	52,193	61,168
Senior Secured Bonds	—	86,869	91,811	178,680
Unsecured Debt	—	—	64,140	64,140
Asset Based Finance	—	3,457	43,786	47,243
Equity/Other	5,517	14,120	179,054	198,691
Total Investments	5,517	512,638	1,444,217	1,962,372
Total Assets	$5,517	$512,638	$1,444,217	$1,962,372

Liability Description	Level 1	Level 2	Level 3	Total
Interest Rate Swaps	$—	$(440)	$—	$(440)
Options Written	—	(2,014)	—	(2,014)
Total Liabilities	$—	$(2,454)	$—	$(2,454)
The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value for the three months ended March 31, 2025:

	Senior Secured Loans—First Lien	Senior Secured Loans—Second Lien	Senior Secured Bonds	Unsecured Debt	Asset Based Finance	Equity/Other	Total
Fair value at beginning of period	$944,451	$50,188	$95,060	$63,271	$47,046	$150,178	$1,350,194
Accretion of discount (amortization of premium)	1,665	40	(81)	21	—	36	1,681
Net realized gain (loss)	(7,326)	—	—	—	340	6,031	(955)
Net change in unrealized appreciation (depreciation)	12,135	782	(2,769)	(2,287)	(3,054)	8,573	13,380
Purchases	128,610	—	—	—	—	18,896	147,506
Paid-in-kind interest	4,292	1,183	169	3,135	—	2,715	11,494
Sales and repayments	(70,594)	—	(568)	—	(546)	(7,375)	(79,083)
Transfers into Level 3(1)	—	—	—	—	—	—	—
Transfers out of Level 3(1)	—	—	—	—	—	—	—
Fair value at end of period	$1,013,233	$52,193	$91,811	$64,140	$43,786	$179,054	$1,444,217
The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$(269)	$782	$(2,769)	$(2,287)	$(3,054)	$7,229	$(368)
______________
(1)Transfers into and out of Level 3 are deemed to have occurred as a result of, among other factors, changes in liquidity, the depth and consistency of prices from third-party pricing services and the existence of observable trades in the market. Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the reporting year.